Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

13. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the years ended December 31, 2024 and 2023, and for the period from its inception on November 7, 2022 through December 31, 2022, or recorded balances as of December 31, 2024 and 2023.

Name	Relationship with the Company
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
VSUN	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”)	Wholly owned by VSUN
VSun Solar USA Inc. (“VSun USA”)	Wholly owned by VSUN
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSUN

2) Transactions with related parties

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through
	2024	2023	December 31,
Sales and service revenue from related parties
VSUN	$116,937,974	$61,504,724	$—
VSun China	4,743,878	—	—
VSun Bac Ninh	337,346	—	—
VSun USA	5,252,064	—	—
Total	$127,271,262	$61,504,724	$—
Purchase of raw materials from a related party
VSun China	$48,484,527	$49,601,203	$—
Purchase of machinery from a related party
VSun China	$1,542,768	$126,272	$—
Payment of operating expenses by related parties on behalf of the Company
VSUN	$59,802	$104,113	$61,069
VSun China (a)	—	—	26,996
Others	19,520	—	—
Total	$79,322	$104,113	$88,065
Repayment of operating expenses to a related party paid on behalf of the Company
VSUN	$148,000	$—	$—
Payment of offering cost by a related party on behalf of the Company
Fuji Solar (b)	$—	$1,179,129	$—
Repayment of offering cost paid by a related party on behalf of the Company
Fuji Solar (b)	$81,025	$1,098,104	$—
Prepayments of raw materials to a related party
VSun China (c)	$—	$24,845,082	$—
Payment of long-term prepaid expenses by a related party on behalf of the Company
VSUN	$—	$—	$1,596,943
Borrowings from related parties
VSUN (d)	$—	$93,571,624	$—
VSun USA (e)	5,000,000	—	—
Total	$5,000,000	$93,571,624	$—
Repayment of borrowings to a related party
VSUN (d)	$38,093,104	$—	$—
Accrual of interest expenses on borrowings from related parties
VSUN (d)	$1,382,890	$3,163,557	$—
VSun USA (e)	14,995	—	—
Total	$1,397,885	$3,163,557	$—
Repayment of interest expenses on borrowings from a related party
VSUN (d)	$1,391,911	$—	$—

(a)	For the period from its inception on November 8, 2022 through December 31, 2022, the operating expenses paid by VSun China on behalf of the Company represented the payroll expenses made to certain Chinese staff who worked for the Company.
(b)

For the year ended December 31, 2023, Fuji Solar paid offering cost of $1,179,129 on behalf of the Company. In the same year, the Company repaid offering cost of $1,098,104 to Fuji Solar. For the year ended December 31, 2024, the Company repaid the remaining offering cost to Fuji Solar. As of December 31, 2024, the Company had no offering cost payable due to Fuji Solar.

(c)	For the year ended December 31, 2023, the Company also made prepayments of $24,845,082 to VSun China for raw materials, all which were delivered to the Company in the year of 2024. For the year ended December 31, 2024, the Company did not make prepayments to VSun China for raw materials.

(d)

For the year ended December 31, 2023, the Company borrowed loans of approximately $93.6 million (VND 2.2 trillion) from VSUN as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% for August 2023 and further reduced to 7% since September 2023. For the year ended December 31, 2023, the Company accrued interest expenses of $3,163,557 on the borrowings.

For the year ended December 31, 2024, the Company did not borrow loans, while repaid loans of approximately $38.1 million (VND 954.5 billion) to VSUN. In December 2024, VSUN reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the year ended December 31, 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings.

For the year ended December 31, 2024, the Company accrued interest expenses of $1,382,890 on the borrowings. For the year ended December 31, 2024, the Company paid interest expenses of $1,391,911 to VSUN.

(e)	In December 2024, the Company borrowed a loan of $5.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan is matured in December 2025. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the year ended December 31, 2024, the Company accrued interest expenses of $14,995.

3) Balances with related parties

Accounts receivable – related parties

Related party	Nature of balance	December 31, 2024	December 31, 2023
VSun China	Sales to the related party	$4,402,462	$—
VSUN	Sales to the related party	3,963,972	—
VSun USA	Sales to the related party	3,474,214	—
Total		$11,840,648	$—

Prepayments — a related party

Related party	Nature of balance	December 31, 2024	December 31, 2023
VSun China	Prepayments for raw materials	$—	$24,400,798

Contract liabilities — related parties

Related party	Nature of balance	December 31, 2024	December 31, 2023
VSUN	Advance for solar cells	$20,000,000	$28,815,934
VSun USA	Advance for solar cells	98,561	—
Total		$20,098,561	$28,815,934

Due to related parties

Related party	Nature of balance	December 31, 2024	December 31, 2023
VSUN	Borrowings	$50,059,338	$91,898,361
VSUN	Interest payable	1,469,301	3,106,985
VSUN (a)	Payment of public infrastructure services on behalf of the Company	—	1,592,732
VSUN	Payment of other operating expenses on behalf of the Company	70,219	163,159
VSun USA	Borrowings	5,000,000	—
VSun USA	Interest payable	14,995	—
Fuji Solar	Payment of offering costs on behalf of the Company	—	79,577
Others	Payment of other operating expenses on behalf of the Company	19,520	26,925
Total		$56,633,373	$96,867,739

(a)	Pursuant to the agreement of using public infrastructure (Note 8), the Company was obliged to pay public infrastructure service fees of approximately $8.2 million (VND 193.3 billion). As of December 31, 2024 and December 31, 2023, the Company had payables of $nil and $1.6 million, respectively, due to VSUN.